Assets Held for Sale and Divested Operations (Details) - Disposal Group, Held-for-sale, Not Discontinued Operations - Brand Protection, Antipiracy and AntiFraud solutions of MarkMonitor Product Line
$ in Thousands
Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 384
Prepaid expenses	1,692
Other current assets	198
Total current assets	2,274
Computer hardware and other property, net	2,961
Other intangible assets, net	18,957
Other non-current assets	1,993
Operating lease right-of-use assets	4,434
Total Assets held for sale	30,619
Current liabilities:
Accounts payable	25
Accrued expenses and other current liabilities	1,764
Current portion of deferred revenues	18,067
Current portion of operating lease liabilities	1,314
Total current liabilities	21,170
Non-current portion of deferred revenues	834
Other non-current liabilities	163
Operating lease liabilities	4,701
Total Liabilities held for sale	$ 26,868